Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [Abstract]
to be recovered after more than 12 months	¥ 48	¥ 38
to be recovered within 12 months	298	265
Net deferred tax assets	346	303
Deferred tax liabilities [Abstract]
to be recovered after more than 12 months	201	203
to be recovered within 12 months	70	62
Net deferred liabilities	¥ 271	¥ 265